UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trinity I Fund, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas  76102

Form 13F File Number:  28-6040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:       Vice   President   of   General   Partner   of   General    Partner
Phone:    817/390-8400



Signature, Place, and Date of Signing:

     /s/ W.R. Cotham          Fort Worth, Texas   November 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $547,824(thousands)


List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE

Blount Intl Inc.  Cl A  095177101       1441   106752   SH           Sole             2761200
CML Group Inc.    COM   125820100         39  3033100   SH           Sole             3033100
Columbia     HCA  COM   197677107      28682  1353700   SH           Sole             1503700
Healthcare
Crawford & Co.    Cl B  224633107       9817   685912   SH           Sole              701872
Crawford & Co.    Cl A  224633206       9248   782859   SH           Sole              782859
First     Sierra  COM   335944104      18480  1729100   SH           Sole             1629100
Financial Inc.
Freeport McMoran  Cl A  35671D105      19514  1406400   SH           Sole             1536400
Cooper and Gold
Harnischfeger     COM   413345109       2874  2873950   SH           Sole             2873950
Industries
Hawthorne         COM   420542102       4780   357400   SH           Sole              357400
Financial Corp
Household         COM   441815107      26681   664946   SH           Sole              664946
International
Inc.
Interstate        COM   46072H108      44275  1925000   SH           Sole             2000000
Bakeries
Corporation
Kirby Corp.       COM   497266106      55412  2823532   SH           Sole             2823532
Lindsay MFG Co.   COM   535555106      41163  2097462   SH           Sole             2097462
Longview   Fibre  COM   543213102       3330   267700   SH           Sole              673200
Co.
Meditrust Corp.  Paire  58501T306      27866  3278309   SH           Sole             2990809
                 d Ctf
Rohn Industries   COM   775381106       7312  3656200   SH           Sole             3656200
S  &  P  Deposit  Dep   78462F103      43118   334900   SH           Sole              334900
Receipts          Rec
Triad Hospitals   COM   89579K109        343    33873   SH           Sole               61773
UCAR              COM   90262K109      59465  2606700   SH           Sole             2806700
International
Inc.
US    Industries  COM   912080108      18113  1150000   SH           Sole             2114200
Inc.
Weatherford       COM   947074100      18400   575000   SH           Sole              575000
International
Wolverine   Tube  COM   978093102      25254  1629300   SH           Sole             1629300
Inc.
Wiley   John   &  Cl A  968223206      17404  1109400   SH           Sole              850200
Sons Inc.
Wiley   John   &  Cl B  968223305        124     8000   SH           Sole                8000
Sons Inc.
XTRA Corp.        COM   984138107      64689  1627400   SH           Sole             1627400

